UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10067

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

VT Floating-Rate Income Fund

Semiannual Report

June 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not receive paper copies of the Fund’s annual and semi-annual shareholder reports from the insurance company or plan sponsor unless you specifically request paper copies. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website address to access the report. Instructions for requesting paper copies will be provided by the insurance company, plan sponsor or your financial intermediary, as applicable. Please contact the insurance company, plan sponsor or your financial intermediary, as applicable, or follow instructions included with this disclosure, if any, for more information.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2019

Eaton Vance

VT Floating-Rate Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	34

Officers and Trustees	37

Important Notices	38

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ, Andrew N. Sveen, CFA, Jeffrey R. Hesselbein, CFA and Michael J. Turgel, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Initial Class at NAV	05/02/2001	05/02/2001	4.61%	2.58%	2.97%	4.82%
ADV Class at NAV	04/15/2014	05/02/2001	4.86	2.83	3.23	4.95
Institutional Class at NAV	05/02/2016	05/02/2001	4.87	3.03	3.38	5.03
S&P/LSTA Leveraged Loan Index	—	—	5.74%	3.97%	3.68%	6.17%

% Total Annual Operating Expense Ratios[3]				Initial Class	ADV Class	Institutional Class
				1.17%	0.92%	0.68%

Fund Profile

Top 10 Issuers (% of total investments)4

Sprint Communications, Inc.	1.3%

Ziggo Secured Finance BV	1.2

Bausch Health Companies, Inc.	1.2

Reynolds Group Holdings, Inc.	1.1

Infor (US), Inc.	1.1

Asurion, LLC	1.0

1011778 B.C. Unlimited Liability Company	1.0

Virgin Media Investment Holdings Limited	1.0

Epicor Software Corporation	1.0

Jaguar Holding Company II	1.0

Total	10.9%

Top 10 Sectors (% of total investments)4

Electronics/Electrical	14.6%

Health Care	9.2

Business Equipment and Services	9.0

Telecommunications	5.3

Cable and Satellite Television	5.2

Chemicals and Plastics	4.4

Drugs	4.3

Lodging and Casinos	4.1

Industrial Equipment	3.8

Leisure Goods/Activities/Movies	3.7

Total	63.6%

Credit Quality (% of bond and loan holdings)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of ADV Class is linked to Initial Class and the performance of Institutional Class is linked to ADV Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.
[5]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective May 1, 2019, the Fund is managed by Scott H. Page, Craig P. Russ, Andrew N. Sveen, Jeffrey R. Hesselbein and Michael J. Turgel. Mr. Page will serve as a member of the portfolio management team of the Fund through October 31, 2019.

3

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 – June 30, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and to qualified pension and retirement plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period* (1/1/19 – 6/30/19)	Annualized Expense Ratio

Actual
Initial Class	$1,000.00	$1,046.10	$6.09	1.20%
ADV Class	$1,000.00	$1,048.60	$4.83	0.95%
Institutional Class	$1,000.00	$1,048.70	$3.45	0.68%

Hypothetical
(5% return per year before expenses)
Initial Class	$1,000.00	$1,018.80	$6.01	1.20%
ADV Class	$1,000.00	$1,020.10	$4.76	0.95%
Institutional Class	$1,000.00	$1,021.40	$3.41	0.68%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2018. Expenses shown do not include insurance-related charges.

4

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 90.3%(1)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 1.1%

Dynasty Acquisition Co., Inc.

Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	$423	$425,039

IAP Worldwide Services, Inc.

Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(2)	133	132,474

Term Loan - Second Lien, 8.83%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(3)	174	139,554

TransDigm, Inc.

Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	3,078	3,017,964

Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing May 30, 2025	1,975	1,933,912

Wesco Aircraft Hardware Corp.

Term Loan, 5.41%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020	1,445	1,437,464

WP CPP Holdings, LLC

Term Loan, 6.34%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2025	422	421,988

		$7,508,395

Automotive — 2.6%

Adient US, LLC

Term Loan, 6.87%, (USD LIBOR + 4.25%), Maturing May 6, 2024(4)	$575	$561,943

American Axle and Manufacturing, Inc.

Term Loan, 4.72%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)	2,237	2,192,854

Apro, LLC

Term Loan, 6.41%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	193	193,074

Belron Finance US, LLC

Term Loan, 5.07%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024	394	394,241

Chassix, Inc.

Term Loan, 8.06%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)	517	517,771

CS Intermediate Holdco 2, LLC

Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023	1,626	1,564,866

Dayco Products, LLC

Term Loan, 6.77%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	759	739,166

Garrett LX III S.a.r.l.

Term Loan, 4.82%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025	1,216	1,198,321

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive (continued)

Goodyear Tire & Rubber Company (The)

Term Loan - Second Lien, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025	$1,325	$1,305,125

IAA Spinco, Inc.

Term Loan, Maturing May 22, 2026(5)	475	477,375

L&W, Inc.

Term Loan, 6.40%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025	619	606,375

Panther BF Aggregator 2 L.P.

Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026	2,900	2,879,700

Tenneco, Inc.

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	1,343	1,242,506

Thor Industries, Inc.

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	1,155	1,140,735

TI Group Automotive Systems, LLC

Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022	1,317	1,307,598

Tower Automotive Holdings USA, LLC

Term Loan, 5.19%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	1,716	1,680,342

		$18,001,992

Beverage and Tobacco — 0.2%

Arterra Wines Canada, Inc.

Term Loan, 5.17%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	$272	$269,483

Flavors Holdings, Inc.

Term Loan, 8.08%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	416	391,090

Term Loan - Second Lien, 12.33%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	1,000	825,000

		$1,485,573

Brokerage / Securities Dealers / Investment Houses — 0.2%

Advisor Group, Inc.

Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	$968	$968,595

OZ Management L.P.

Term Loan, 7.19%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	110	110,000

		$1,078,595

5	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Building and Development — 2.5%

American Builders & Contractors Supply Co., Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023	$1,711	$1,688,307

Brookfield Property REIT, Inc.

Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	744	728,350

Core & Main L.P.

Term Loan, 5.52%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	841	840,498

CPG International, Inc.

Term Loan, 5.93%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	1,348	1,326,714

DTZ U.S. Borrower, LLC

Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	2,048	2,044,570

Henry Company, LLC

Term Loan, 6.40%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	293	293,165

NCI Building Systems, Inc.

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	670	653,177

Quikrete Holdings, Inc.

Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	4,216	4,149,674

RE/MAX International, Inc.

Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	1,909	1,907,011

Realogy Group, LLC

Term Loan, 4.63%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	2,099	1,996,936

Summit Materials Companies I, LLC

Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	369	367,990

Werner FinCo L.P.

Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	1,008	968,690

WireCo WorldGroup, Inc.

Term Loan, 7.40%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	365	365,713

		$17,330,795

Business Equipment and Services — 8.4%

Acosta Holdco, Inc.

Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	$1,035	$385,958

Adtalem Global Education, Inc.

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	297	297,093

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

Allied Universal Holdco, LLC

Term Loan, Maturing June 26, 2026(5)	$104	$103,496

Term Loan, Maturing June 26, 2026(5)	1,046	1,045,306

AppLovin Corporation

Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025	2,340	2,336,697

ASGN Incorporated

Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025	359	358,969

Belfor Holdings, Inc.

Term Loan, 6.40%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	375	377,813

Bracket Intermediate Holding Corp.

Term Loan, 6.82%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	744	742,514

Brand Energy & Infrastructure Services, Inc.

Term Loan, 6.79%, (USD LIBOR + 4.25%), Maturing June 21, 2024(4)	690	670,409

Camelot UK Holdco Limited

Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	2,392	2,399,958

Ceridian HCM Holding, Inc.

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025	2,109	2,115,641

Change Healthcare Holdings, LLC

Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	5,554	5,517,635

Crossmark Holdings, Inc.

DIP Loan, 9.90%, (1 mo. USD LIBOR + 7.50%), Maturing July 15, 2019	104	104,380

Term Loan, 0.00%, Maturing December 20, 2019(6)	1,227	435,468

Cypress Intermediate Holdings III, Inc.

Term Loan, 5.16%, (1 mo. USD LIBOR + 2.75%), Maturing April 26, 2024	2,431	2,404,867

Deerfield Dakota Holding, LLC

Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025	1,484	1,443,541

EAB Global, Inc.

Term Loan, 6.38%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)	938	932,848

Education Management, LLC

Term Loan, 0.00%, Maturing July 2, 2020(3)(6)	239	0

Term Loan, 0.00%, Maturing July 2, 2020(3)(6)	299	56,503

EIG Investors Corp.

Term Loan, 6.27%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	4,460	4,435,803

6	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

Garda World Security Corporation

Term Loan, 6.03%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024	$1,406	$1,398,328

IG Investment Holdings, LLC

Term Loan, 6.37%, (USD LIBOR + 4.00%), Maturing May 23, 2025(4)	1,490	1,479,118

IRI Holdings, Inc.

Term Loan, 7.02%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025	3,062	3,060,211

Iron Mountain, Inc.

Term Loan, 4.15%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	642	624,625

J.D. Power and Associates

Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023	682	680,703

KAR Auction Services, Inc.

Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021	225	225,116

Kronos Incorporated

Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	4,938	4,932,155

KUEHG Corp.

Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	1,676	1,673,254

Monitronics International, Inc.

Term Loan, 10.00%, (USD Prime + 4.50%), Maturing September 30, 2022	1,238	1,183,283

PGX Holdings, Inc.

Term Loan, 7.66%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	756	718,319

Ping Identity Corporation

Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	248	247,191

Pre-Paid Legal Services, Inc.

Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	343	343,125

Prime Security Services Borrower, LLC

Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	981	976,130

Red Ventures, LLC

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	1,743	1,741,561

ServiceMaster Company

Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023	374	374,570

SMG US Midco 2, Inc.

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025	173	172,002

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

Solera, LLC

Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	$2,934	$2,921,228

Spin Holdco, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	5,773	5,671,320

Tempo Acquisition, LLC

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	607	604,993

Trans Union, LLC

Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025	347	346,175

WASH Multifamily Laundry Systems, LLC

Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	921	918,395

West Corporation

Term Loan, 6.02%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024	248	228,473

Term Loan, 6.52%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	1,431	1,338,124

		$58,023,298

Cable and Satellite Television — 4.4%

Altice France S.A.

Term Loan, 6.39%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026	$498	$488,247

Charter Communications Operating, LLC

Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing April 30, 2025	2,608	2,607,394

CSC Holdings, LLC

Term Loan, 4.64%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	3,552	3,502,344

Term Loan, 4.64%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	898	885,780

Term Loan, 4.89%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026	941	931,208

Mediacom Illinois, LLC

Term Loan, 4.14%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024	311	309,804

Numericable Group S.A.

Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	2,364	2,258,007

Telenet Financing USD, LLC

Term Loan, 4.64%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026	2,750	2,724,505

Unitymedia Finance, LLC

Term Loan, 4.64%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	3,225	3,219,556

7	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Cable and Satellite Television (continued)

UPC Financing Partnership

Term Loan, 4.89%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	$1,416	$1,415,648

Virgin Media Bristol, LLC

Term Loan, 4.89%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	6,725	6,709,122

Ziggo Secured Finance Partnership

Term Loan, 4.89%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	5,525	5,421,787

		$30,473,402

Chemicals and Plastics — 4.0%

Alpha 3 B.V.

Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	$1,914	$1,877,066

Aruba Investments, Inc.

Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022	201	199,950

Ashland, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024	417	416,109

Axalta Coating Systems US Holdings, Inc.

Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	3,216	3,184,127

Emerald Performance Materials, LLC

Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	355	354,062

Ferro Corporation

Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	244	242,541

Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	250	247,814

Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	293	291,271

Flint Group GmbH

Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	243	203,697

Flint Group US, LLC

Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	1,471	1,232,197

Gemini HDPE, LLC

Term Loan, 5.09%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	757	754,960

Hexion, Inc.

DIP Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing October 1, 2020	275	275,340

Term Loan, Maturing June 25, 2026(5)	600	594,000

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)

Ineos US Finance, LLC

Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	$2,413	$2,386,603

Kraton Polymers, LLC

Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025	657	655,813

Minerals Technologies, Inc.

Term Loan, 4.65%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)	990	990,172

Momentive Performance Materials, Inc.

Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 16, 2024	375	372,891

Orion Engineered Carbons GmbH

Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024	336	334,290

Platform Specialty Products Corporation

Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026	572	571,291

PMHC II, Inc.

Term Loan, 6.10%, (USD LIBOR + 3.50%), Maturing March 31, 2025(4)	1,012	926,152

Polar US Borrower, LLC

Term Loan, 7.34%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025	771	762,431

Spectrum Holdings III Corp.

Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	247	232,912

Starfruit Finco B.V.

Term Loan, 5.67%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	1,421	1,402,478

Tata Chemicals North America, Inc.

Term Loan, 5.13%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	536	535,758

Trinseo Materials Operating S.C.A.

Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing September 6, 2024	1,348	1,335,184

Tronox Finance, LLC

Term Loan, 5.37%, (USD LIBOR + 3.00%), Maturing September 23, 2024(4)	3,015	2,988,411

Univar, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024	3,924	3,917,768

Venator Materials Corporation

Term Loan, 5.52%, (3 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	270	267,148

Versum Materials, Inc.

Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023	413	413,441

		$27,965,877

8	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Conglomerates — 0.0%(7)

Penn Engineering & Manufacturing Corp.

Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	$191	$190,338

		$190,338

Containers and Glass Products — 2.0%

Berry Global, Inc.

Term Loan, 4.41%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022	$1,872	$1,861,501

Term Loan, Maturing May 15, 2026(5)	775	770,949

BWAY Holding Company

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	2,783	2,693,795

Flex Acquisition Company, Inc.

Term Loan, 5.44%, (1 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	2,794	2,662,008

Term Loan, 5.69%, (1 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	1,156	1,100,934

Libbey Glass, Inc.

Term Loan, 5.41%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	1,379	1,097,768

Pelican Products, Inc.

Term Loan, 5.91%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025	470	463,196

Reynolds Group Holdings, Inc.

Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	2,920	2,902,493

Ring Container Technologies Group, LLC

Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	586	580,142

		$14,132,786

Cosmetics / Toiletries — 0.4%

KIK Custom Products, Inc.

Term Loan, 6.40%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	$1,943	$1,840,747

Prestige Brands, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing January 26, 2024	960	955,561

		$2,796,308

Drugs — 3.8%

Albany Molecular Research, Inc.

Term Loan - Second Lien, 9.40%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025	$500	$500,937

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Drugs (continued)

Alkermes, Inc.

Term Loan, 4.67%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023	$188	$187,014

Amneal Pharmaceuticals, LLC

Term Loan, 5.94%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	2,648	2,635,474

Arbor Pharmaceuticals, Inc.

Term Loan, 7.33%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	981	917,994

Bausch Health Companies, Inc.

Term Loan, 5.41%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	5,647	5,650,550

Catalent Pharma Solutions, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026	673	674,149

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 6.69%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	4,897	4,605,883

Horizon Pharma, Inc.

Term Loan, 4.94%, (1 mo. USD LIBOR + 2.50%), Maturing May 22, 2026	828	828,785

Jaguar Holding Company II

Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	6,310	6,280,049

Mallinckrodt International Finance S.A.

Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	3,959	3,569,195

Term Loan, 5.53%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	421	379,849

		$26,229,879

Ecological Services and Equipment — 0.8%

Advanced Disposal Services, Inc.

Term Loan, 4.64%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$2,681	$2,680,760

EnergySolutions, LLC

Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	941	898,177

GFL Environmental, Inc.

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025	1,882	1,852,828

		$5,431,765

Electronics / Electrical — 13.9%

Almonde, Inc.

Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$3,034	$2,962,323

9	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Applied Systems, Inc.

Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	$2,692	$2,673,859

Aptean, Inc.

Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing April 23, 2026	449	448,594

Banff Merger Sub, Inc.

Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	2,611	2,481,728

Barracuda Networks, Inc.

Term Loan, 5.77%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	449	449,147

Canyon Valor Companies, Inc.

Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023	1,506	1,496,116

Carbonite, Inc.

Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing March 26, 2026	360	361,425

Celestica, Inc.

Term Loan, 4.53%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025	297	286,605

Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	299	292,530

Cohu, Inc.

Term Loan, 5.20%, (6 mo. USD LIBOR + 3.00%), Maturing September 20, 2025	1,141	1,104,280

CommScope, Inc.

Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	1,375	1,375,172

CPI International, Inc.

Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	962	954,437

Datto, Inc.

Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing April 2, 2026	300	303,000

DigiCert, Inc.

Term Loan, 6.40%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024	3,852	3,844,637

Electro Rent Corporation

Term Loan, 7.58%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	1,620	1,626,973

Energizer Holdings, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025	424	423,143

Epicor Software Corporation

Term Loan, 5.66%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	6,354	6,320,596

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Exact Merger Sub, LLC

Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	$442	$442,125

EXC Holdings III Corp.

Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	345	344,526

Financial & Risk US Holdings, Inc.

Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025	970	942,408

Flexera Software, LLC

Term Loan, 5.91%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	1,684	1,679,521

GlobalLogic Holdings, Inc.

Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025	369	368,855

Go Daddy Operating Company, LLC

Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing February 15, 2024	2,955	2,958,175

Hyland Software, Inc.

Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2024	6,275	6,262,750

Infoblox, Inc.

Term Loan, 6.90%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	1,486	1,488,964

Infor (US), Inc.

Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	7,467	7,451,101

Informatica, LLC

Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	3,900	3,907,082

MA FinanceCo., LLC

Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021	1,995	1,978,121

Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	339	333,197

MACOM Technology Solutions Holdings, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	1,298	1,169,229

Marcel LUX IV S.a.r.l.

Term Loan, 5.89%, (3 mo. USD LIBOR + 3.25%), Maturing March 15, 2026	1,700	1,674,500

Mirion Technologies, Inc.

Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026	898	901,554

MKS Instruments, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing February 2, 2026	274	274,895

10	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

MTS Systems Corporation

Term Loan, 5.66%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	$738	$737,979

Prometric Holdings, Inc.

Term Loan, 5.41%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	222	220,804

Renaissance Holding Corp.

Term Loan, 5.73%, (2 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	941	914,636

Seattle Spinco, Inc.

Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	2,290	2,250,160

SGS Cayman L.P.

Term Loan, 7.70%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	377	373,885

SkillSoft Corporation

Term Loan, 7.15%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	3,842	3,332,812

SolarWinds Holdings, Inc.

Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	5,490	5,466,668

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,101	1,097,554

SS&C Technologies, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	794	791,938

Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,605	1,600,422

SurveyMonkey, Inc.

Term Loan, 6.14%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	910	906,380

Sutherland Global Services, Inc.

Term Loan, 7.70%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,621	1,606,193

Tibco Software, Inc.

Term Loan, 5.91%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	1,129	1,130,371

Term Loan, Maturing June 11, 2026(5)	525	526,422

TTM Technologies, Inc.

Term Loan, 4.94%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	850	841,882

Uber Technologies

Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	3,828	3,827,769

Term Loan, 6.41%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	1,634	1,636,563

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Ultimate Software Group, Inc. (The)

Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	$1,350	$1,353,881

Ultra Clean Holdings, Inc.

Term Loan, 6.90%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	715	678,784

Verifone Systems, Inc.

Term Loan, 6.45%, (2 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	200	196,000

Term Loan, 6.52%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	2,542	2,471,720

Veritas Bermuda, Ltd.

Term Loan, 6.89%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)	1,584	1,441,047

Vero Parent, Inc.

Term Loan, 6.90%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024	1,081	1,078,581

Wall Street Systems Delaware, Inc.

Term Loan, 5.65%, (6 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	889	864,861

Western Digital Corporation

Term Loan, 4.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	1,186	1,162,413

		$96,091,293

Equipment Leasing — 0.5%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 4.13%, (1 mo. USD LIBOR + 1.75%), Maturing January 15, 2025	$2,693	$2,691,948

IBC Capital Limited

Term Loan, 6.15%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	965	964,489

		$3,656,437

Financial Intermediaries — 2.7%

Apollo Commercial Real Estate Finance, Inc.

Term Loan, 5.14%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026	$375	$372,647

Aretec Group, Inc.

Term Loan, 6.65%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	1,095	1,074,591

Blackstone Mortgage Trust, Inc.

Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing April 23, 2026	300	301,500

Citco Funding, LLC

Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	1,512	1,511,085

11	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries (continued)

Clipper Acquisitions Corp.

Term Loan, 4.18%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	$862	$853,256

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(6)	2,071	755,988

Donnelley Financial Solutions, Inc.

Term Loan, 5.41%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	73	72,273

EIG Management Company, LLC

Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025	198	198,241

FinCo. I, LLC

Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022	643	643,300

Focus Financial Partners, LLC

Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024	1,485	1,485,232

Franklin Square Holdings L.P.

Term Loan, 4.94%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025	447	447,742

Greenhill & Co., Inc.

Term Loan, 5.66%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024	800	798,666

GreenSky Holdings, LLC

Term Loan, 5.69%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	1,012	1,010,922

Guggenheim Partners, LLC

Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	2,034	2,039,544

Harbourvest Partners, LLC

Term Loan, 4.75%, (2 mo. USD LIBOR + 2.25%), Maturing March 1, 2025	1,085	1,081,179

LPL Holdings, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024	1,967	1,965,635

MIP Delaware, LLC

Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	111	110,934

Ocwen Loan Servicing, LLC

Term Loan, 7.40%, (1 mo. USD LIBOR + 5.00%), Maturing December 4, 2020	183	183,048

Sesac Holdco II, LLC

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024	391	383,832

StepStone Group L.P.

Term Loan, 6.40%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	444	446,041

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries (continued)

Victory Capital Holdings, Inc.

Term Loan, 7.25%, (USD Prime + 1.75%), Maturing February 12, 2025	$194	$194,566

Term Loan, Maturing July 1, 2026(5)	1,100	1,102,750

Virtus Investment Partners, Inc.

Term Loan, 4.75%, (3 mo. USD LIBOR + 2.25%), Maturing June 1, 2024	432	431,693

Walker & Dunlop, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing November 7, 2025	1,343	1,343,250

		$18,807,915

Food Products — 2.0%

Alphabet Holding Company, Inc.

Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$2,733	$2,586,593

Del Monte Foods, Inc.

Term Loan, 5.78%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	1,193	848,951

Hearthside Food Solutions, LLC

Term Loan, 6.09%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	569	556,976

Term Loan, 6.40%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	373	369,860

High Liner Foods Incorporated

Term Loan, 5.82%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021	471	445,370

HLF Financing S.a.r.l.

Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025	868	868,980

Jacobs Douwe Egberts International B.V.

Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025	2,844	2,842,330

JBS USA Lux S.A.

Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing May 1, 2026	4,688	4,685,972

Post Holdings, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024	729	726,744

Restaurant Technologies, Inc.

Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	174	174,016

		$14,105,792

12	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food Service — 2.0%

1011778 B.C. Unlimited Liability Company

Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024	$6,767	$6,730,197

Del Frisco’s Restaurant Group, Inc.

Term Loan, 8.44%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025	495	496,238

Dhanani Group, Inc.

Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025	470	454,967

IRB Holding Corp.

Term Loan, 5.64%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	1,626	1,609,648

NPC International, Inc.

Term Loan, 5.94%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024	639	517,286

US Foods, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023	2,544	2,531,172

Welbilt, Inc.

Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025	1,486	1,467,444

		$13,806,952

Food / Drug Retailers — 0.6%

Albertsons, LLC

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	$1,522	$1,522,503

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025	1,979	1,972,025

Diplomat Pharmacy, Inc.

Term Loan, 6.91%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	340	312,800

		$3,807,328

Health Care — 8.0%

Acadia Healthcare Company, Inc.

Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022	$163	$162,774

Accelerated Health Systems, LLC

Term Loan, 5.92%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	473	475,579

ADMI Corp.

Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025	1,312	1,293,713

Akorn, Inc.

Term Loan, 9.44%, (1 mo. USD LIBOR + 7.00%), Maturing April 16, 2021	1,566	1,475,932

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

Alliance Healthcare Services, Inc.

Term Loan, 6.90%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	$578	$557,288

Argon Medical Devices, Inc.

Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025	1,259	1,259,455

athenahealth, Inc.

Term Loan, 7.05%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	1,496	1,495,783

Avantor, Inc.

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	734	736,274

BioClinica, Inc.

Term Loan, 6.81%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	463	437,653

BW NHHC Holdco, Inc.

Term Loan, 7.40%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	767	715,940

Concentra, Inc.

Term Loan, 5.21%, (3 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	1,453	1,456,394

Convatec, Inc.

Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	390	390,000

CPI Holdco, LLC

Term Loan, 6.08%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024	588	587,739

CryoLife, Inc.

Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024	369	370,606

CTC AcquiCo GmbH

Term Loan, 5.27%, (3 mo. USD LIBOR + 2.75%), Maturing March 7, 2025	812	802,640

DaVita, Inc.

Term Loan, 5.14%, (1 week USD LIBOR + 2.75%), Maturing June 24, 2021	1,011	1,011,176

Envision Healthcare Corporation

Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	3,881	3,378,460

Equian, LLC

Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024	663	663,107

Gentiva Health Services, Inc.

Term Loan, 6.19%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	1,925	1,928,387

Greatbatch Ltd.

Term Loan, 5.42%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	1,560	1,564,257

13	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

Grifols Worldwide Operations USA, Inc.

Term Loan, 4.64%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	$2,419	$2,415,188

Hanger, Inc.

Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	1,235	1,237,033

Inovalon Holdings, Inc.

Term Loan, 5.94%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	943	943,660

IQVIA, Inc.

Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	128	128,016

Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	540	540,278

Kinetic Concepts, Inc.

Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	3,702	3,711,118

MPH Acquisition Holdings, LLC

Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	2,661	2,550,836

National Mentor Holdings, Inc.

Term Loan, 6.66%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	22	22,062

Term Loan, 6.66%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	352	354,315

Navicure, Inc.

Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	592	588,291

One Call Corporation

Term Loan, 7.64%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	904	732,489

Ortho-Clinical Diagnostics S.A.

Term Loan, 5.68%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	3,978	3,832,870

Parexel International Corporation

Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	1,798	1,725,045

Phoenix Guarantor, Inc.

Term Loan, 6.92%, (1 mo. USD LIBOR + 4.50%), Maturing March 5, 2026	1,475	1,469,776

Press Ganey Holdings, Inc.

Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	512	511,795

Prospect Medical Holdings, Inc.

Term Loan, 7.94%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	862	815,495

Radiology Partners Holdings, LLC

Term Loan, 7.36%, (USD LIBOR + 4.75%), Maturing July 9, 2025(4)	448	448,494

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

RadNet, Inc.

Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023	$1,935	$1,930,345

Select Medical Corporation

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	1,098	1,096,157

Sotera Health Holdings, LLC

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	2,359	2,334,856

Syneos Health, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	834	832,869

Team Health Holdings, Inc.

Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	2,434	2,145,137

Tecomet, Inc.

Term Loan, 5.91%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	1,181	1,180,148

U.S. Anesthesia Partners, Inc.

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	1,206	1,188,434

Verscend Holding Corp.

Term Loan, 6.90%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	1,288	1,291,175

Viant Medical Holdings, Inc.

Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	372	371,373

Wink Holdco, Inc.

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	345	338,286

		$55,498,698

Home Furnishings — 0.5%

Bright Bidco B.V.

Term Loan, 5.85%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)	$1,128	$800,841

Serta Simmons Bedding, LLC

Term Loan, 5.91%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	4,008	2,590,008

		$3,390,849

Industrial Equipment — 3.6%

AI Alpine AT Bidco GmbH

Term Loan, 5.64%, (1 mo. USD LIBOR + 3.25%), Maturing October 31, 2025	$199	$196,264

14	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)

Altra Industrial Motion Corp.

Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	$592	$582,355

Apex Tool Group, LLC

Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022	1,781	1,718,303

Carlisle Foodservice Products, Inc.

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025	692	668,001

Clark Equipment Company

Term Loan, 4.33%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024	999	993,245

CPM Holdings, Inc.

Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025	871	861,919

Delachaux Group S.A.

Term Loan, 7.10%, (3 mo. USD LIBOR + 4.50%), Maturing March 28, 2026	375	373,125

DexKo Global, Inc.

Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024	613	610,700

DXP Enterprises, Inc.

Term Loan, 7.15%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023	368	369,359

Engineered Machinery Holdings, Inc.

Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	1,354	1,322,208

Term Loan, 6.58%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024	249	248,957

EWT Holdings III Corp.

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	3,991	3,978,973

Filtration Group Corporation

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	3,209	3,206,509

Gardner Denver, Inc.

Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	974	976,567

Hayward Industries, Inc.

Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	319	313,525

LTI Holdings, Inc.

Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025	1,417	1,341,532

Milacron, LLC

Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	1,802	1,757,148

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)

Pro Mach Group, Inc.

Term Loan, 5.14%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2025	$173	$166,656

Robertshaw US Holding Corp.

Term Loan, 5.94%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025	1,728	1,598,516

Shape Technologies Group, Inc.

Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025	1,163	1,118,901

Tank Holding Corp.

Term Loan, 6.63%, (USD LIBOR + 4.00%), Maturing March 26, 2026(4)	400	400,688

Thermon Industries, Inc.

Term Loan, 6.19%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024	226	226,746

Titan Acquisition Limited

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	2,222	2,124,668

		$25,154,865

Insurance — 3.1%

Alliant Holdings Intermediate, LLC

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025	$1,692	$1,647,961

Term Loan, 5.66%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025	375	370,688

AmWINS Group, Inc.

Term Loan, 5.16%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	4,060	4,036,901

Asurion, LLC

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	2,818	2,815,211

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	1,995	1,993,291

Term Loan - Second Lien, 8.90%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	1,900	1,929,292

Hub International Limited

Term Loan, 5.59%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025	2,715	2,651,811

NFP Corp.

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024	2,900	2,823,119

Sedgwick Claims Management Services, Inc.

Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025	1,070	1,056,923

15	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Insurance (continued)

USI, Inc.

Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	$2,063	$2,015,537

		$21,340,734

Leisure Goods / Activities / Movies — 3.5%

Ancestry.com Operations, Inc.

Term Loan, 5.66%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	$3,779	$3,774,519

Bombardier Recreational Products, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025	2,884	2,847,926

Term Loan, Maturing May 23, 2025(5)	725	718,430

ClubCorp Holdings, Inc.

Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	1,298	1,203,459

Crown Finance US, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025	2,487	2,449,044

Delta 2 (LUX) S.a.r.l.

Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	3,184	3,117,867

Emerald Expositions Holding, Inc.

Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	1,795	1,770,353

Match Group, Inc.

Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	317	317,981

SeaWorld Parks & Entertainment, Inc.

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024	2,411	2,409,201

SRAM, LLC

Term Loan, 5.23%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	876	875,978

Steinway Musical Instruments, Inc.

Term Loan, 6.14%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025	642	629,038

Travel Leaders Group, LLC

Term Loan, 6.38%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	2,792	2,798,980

UFC Holdings, LLC

Term Loan, 5.66%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2026	1,664	1,665,117

		$24,577,893

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Lodging and Casinos — 3.9%

Aimbridge Acquisition Co., Inc.

Term Loan, 6.19%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026	$224	$225,560

Aristocrat Technologies, Inc.

Term Loan, 4.34%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	772	766,027

Boyd Gaming Corporation

Term Loan, 4.62%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	1,126	1,121,759

CityCenter Holdings, LLC

Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024	3,820	3,812,073

ESH Hospitality, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023	3,395	3,388,894

Four Seasons Hotels Limited

Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	634	633,206

Golden Nugget, Inc.

Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023	3,645	3,619,493

GVC Holdings PLC

Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing March 29, 2024	815	812,990

Hanjin International Corp.

Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	375	372,187

Las Vegas Sands, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025	815	809,966

MGM Growth Properties Operating Partnership L.P.

Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025	2,817	2,804,869

Playa Resorts Holding B.V.

Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	2,108	2,024,115

RHP Hotel Properties, L.P.

Term Loan, 4.61%, (3 mo. USD LIBOR + 2.00%), Maturing May 11, 2024	1,841	1,841,721

Stars Group Holdings B.V. (The)

Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	4,684	4,689,368

		$26,922,228

Nonferrous Metals / Minerals — 0.6%

Aleris International, Inc.

Term Loan, 7.15%, (1 mo. USD LIBOR + 4.75%), Maturing February 27, 2023	$990	$992,475

16	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)

Dynacast International, LLC

Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	$1,287	$1,246,690

Global Brass & Copper, Inc.

Term Loan, 4.94%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025	535	534,862

Murray Energy Corporation

Term Loan, 9.77%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022	1,221	845,438

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2020(6)	215	941

Oxbow Carbon, LLC

Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023	439	441,572

		$4,061,978

Oil and Gas — 1.7%

Ameriforge Group, Inc.

Term Loan, 9.33%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022	$521	$518,780

Apergy Corporation

Term Loan, 4.94%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	212	211,651

Blackstone CQP Holdco L.P.

Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	800	802,000

Centurion Pipeline Company, LLC

Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	224	224,435

CITGO Petroleum Corporation

Term Loan, 7.10%, (3 mo. USD LIBOR + 4.50%), Maturing July 29, 2021	1,235	1,235,645

Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing March 22, 2024	2,625	2,629,922

Delek US Holdings, Inc.

Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	917	908,247

Fieldwood Energy, LLC

Term Loan, 7.65%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	761	708,765

McDermott Technology Americas, Inc.

Term Loan, 7.40%, (1 mo. USD LIBOR + 5.00%), Maturing May 9, 2025	938	923,956

Prairie ECI Acquiror L.P.

Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	973	974,994

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)

PSC Industrial Holdings Corp.

Term Loan, 6.14%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	$1,305	$1,303,222

Sheridan Investment Partners II, L.P.

Term Loan, 0.00%, Maturing December 16, 2020(6)	22	13,651

Term Loan, 0.00%, Maturing December 16, 2020(6)	58	36,603

Term Loan, 0.00%, Maturing December 16, 2020(6)	418	263,131

Sheridan Production Partners I, LLC

Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	42	30,192

Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	69	49,429

Term Loan, 5.98%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	522	373,030

Ultra Resources, Inc.

Term Loan, 6.40%, (6.15% cash (1 mo. USD LIBOR + 3.75%), 0.25% PIK), Maturing April 12, 2024	1,048	812,247

		$12,019,900

Publishing — 0.8%

Ascend Learning, LLC

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	$1,154	$1,137,842

Getty Images, Inc.

Term Loan, 6.94%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	846	843,636

Harland Clarke Holdings Corp.

Term Loan, 7.08%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	905	767,017

LSC Communications, Inc.

Term Loan, 7.87%, (1 week USD LIBOR + 5.50%), Maturing September 30, 2022	535	525,515

Multi Color Corporation

Term Loan, 6.50%, (USD Prime + 1.00%), Maturing October 31, 2024	1,239	1,240,758

ProQuest, LLC

Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	769	768,808

		$5,283,576

Radio and Television — 2.5%

ALM Media Holdings, Inc.

Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	$283	$260,818

Cumulus Media New Holdings, Inc.

Term Loan, 6.91%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	924	920,844

17	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Radio and Television (continued)

E.W. Scripps Company (The)

Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing May 1, 2026	$249	$249,219

Entercom Media Corp.

Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	1,612	1,614,398

Entravision Communications Corporation

Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	653	629,823

Gray Television, Inc.

Term Loan, 4.68%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	139	138,691

Term Loan, 4.93%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	622	621,542

Hubbard Radio, LLC

Term Loan, 5.91%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	523	522,221

iHeartCommunications, Inc.

Term Loan, 6.58%, (3 mo. USD LIBOR + 4.00%), Maturing May 1, 2026	1,605	1,609,317

Mission Broadcasting, Inc.

Term Loan, 4.69%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	298	297,050

Nexstar Broadcasting, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	1,494	1,487,413

Term Loan, Maturing June 19, 2026(5)	400	399,083

Sinclair Television Group, Inc.

Term Loan, 4.66%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	2,169	2,147,681

Townsquare Media, Inc.

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2022	2,027	2,029,682

Univision Communications, Inc.

Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	4,932	4,704,550

		$17,632,332

Retailers (Except Food and Drug) — 1.6%

Ascena Retail Group, Inc.

Term Loan, 6.94%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	$1,237	$815,723

Bass Pro Group, LLC

Term Loan, 7.40%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	884	846,387

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

BJ’s Wholesale Club, Inc.

Term Loan, 5.16%, (1 mo. USD LIBOR + 2.75%), Maturing February 3, 2024	$2,358	$2,363,989

Coinamatic Canada, Inc.

Term Loan, 5.65%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	154	153,870

David’s Bridal, Inc.

Term Loan, 9.89%, (1 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	202	204,259

Term Loan, 10.39%, (1 mo. USD LIBOR + 8.00%), Maturing January 18, 2024	768	607,091

Global Appliance, Inc.

Term Loan, 6.41%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	689	684,319

Hoya Midco, LLC

Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	755	747,294

J. Crew Group, Inc.

Term Loan, 5.42%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	1,891	1,451,783

LSF9 Atlantis Holdings, LLC

Term Loan, 8.42%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	689	643,981

PetSmart, Inc.

Term Loan, 6.67%, (1 mo. USD LIBOR + 4.25%), Maturing March 11, 2022	2,222	2,161,829

PFS Holding Corporation

Term Loan, 5.92%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	1,090	424,954

Pier 1 Imports (U.S.), Inc.

Term Loan, 5.70%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	333	136,325

		$11,241,804

Steel — 1.0%

GrafTech Finance, Inc.

Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	$2,414	$2,375,075

Neenah Foundry Company

Term Loan, 8.91%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	519	513,966

Phoenix Services International, LLC

Term Loan, 6.16%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	1,160	1,161,831

Zekelman Industries, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	3,029	3,025,754

		$7,076,626

18	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Surface Transport — 0.8%

1199169 B.C. Unlimited Liability Company

Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	$227	$228,516

Agro Merchants NAI Holdings, LLC

Term Loan, 6.08%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	1,259	1,254,087

Hertz Corporation (The)

Term Loan, 5.16%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	667	665,361

Kenan Advantage Group, Inc.

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	285	275,388

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	1,688	1,632,940

Stena International S.a.r.l.

Term Loan, 5.33%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	971	951,764

XPO Logistics, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	450	447,034

		$5,455,090

Telecommunications — 4.8%

CenturyLink, Inc.

Term Loan, 5.15%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	$6,224	$6,086,008

Ciena Corporation

Term Loan, 4.38%, (1 mo. USD LIBOR + 2.00%), Maturing September 26, 2025	896	896,480

Colorado Buyer, Inc.

Term Loan, 5.42%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	1,568	1,465,100

Digicel International Finance Limited

Term Loan, 5.78%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	565	494,322

Frontier Communications Corp.

Term Loan, 6.16%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024	1,397	1,372,643

Global Eagle Entertainment, Inc.

Term Loan, 10.35%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	797	763,008

Intelsat Jackson Holdings S.A.

Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023	1,000	990,312

Term Loan, 6.90%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024	1,300	1,307,475

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Telecommunications (continued)

IPC Corp.

Term Loan, 7.09%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	$596	$515,298

Level 3 Financing, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024	4,925	4,890,628

Onvoy, LLC

Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	808	674,606

Plantronics, Inc.

Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	1,011	1,006,552

Sprint Communications, Inc.

Term Loan, 4.94%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	7,846	7,741,337

Term Loan, 5.44%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024	647	641,894

Syniverse Holdings, Inc.

Term Loan, 7.40%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	741	686,621

Telesat Canada

Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	3,610	3,575,647

		$33,107,931

Utilities — 1.8%

Brookfield WEC Holdings, Inc.

Term Loan, 5.90%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025	$2,639	$2,640,269

Calpine Construction Finance Company L.P.

Term Loan, 4.90%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	364	362,177

Calpine Corporation

Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	1,856	1,848,972

Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), Maturing April 5, 2026	725	724,547

Granite Acquisition, Inc.

Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	77	77,114

Term Loan, 6.09%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,700	1,703,507

Lightstone Holdco, LLC

Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	73	71,833

Term Loan, 6.15%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,288	1,273,595

19	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Utilities (continued)

Longview Power, LLC

Term Loan, 8.59%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	$1,128	$989,820

Talen Energy Supply, LLC

Term Loan, 6.40%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	534	533,833

Term Loan, Maturing June 28, 2026(5)	600	594,000

USIC Holdings, Inc.

Term Loan, 5.40%, (1 mo. USD LIBOR + 3.00%), Maturing December 8, 2023	642	637,025

Vistra Operations Company, LLC

Term Loan, 4.40%, (USD LIBOR + 2.00%), Maturing December 31, 2025(4)	788	788,293

		$12,244,985

Total Senior Floating-Rate Loans (identified cost $643,805,266)		$625,934,209

Corporate Bonds & Notes — 3.9%
Security	Principal Amount (000’s omitted)	Value

Automotive — 0.0%(7)

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.

6.25%, 5/15/26(8)	$325	$338,406

		$338,406

Business Equipment and Services — 0.2%

Prime Security Services Borrower, LLC/Prime Finance, Inc.

5.25%, 4/15/24(8)	$575	$586,500

5.75%, 4/15/26(8)	575	595,125

		$1,181,625

Cable and Satellite Television — 0.5%

Altice France S.A.

7.375%, 5/1/26(8)	$1,000	$1,027,500

Ziggo B.V.

5.50%, 1/15/27(8)	2,500	2,555,525

		$3,583,025

Security	Principal Amount (000’s omitted)	Value

Chemicals and Plastics — 0.2%

Hexion, Inc.

6.625%, 4/15/20(6)	$1,475	$1,150,500

		$1,150,500

Commercial Services — 0.0%(7)

Allied Universal Holdco, LLC

6.625%, 7/15/26(8)(9)	$225	$229,219

		$229,219

Containers and Glass Products — 0.7%

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

5.75%, 10/15/20	$1,866	$1,872,528

6.097%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(10)	650	651,625

5.125%, 7/15/23(8)	2,000	2,042,500

		$4,566,653

Drugs — 0.3%

Bausch Health Companies, Inc.

6.50%, 3/15/22(8)	$712	$738,700

7.00%, 3/15/24(8)	925	985,217

5.50%, 11/1/25(8)	575	601,594

		$2,325,511

Electronics / Electrical — 0.3%

CommScope, Inc.

6.00%, 3/1/26(8)	$2,000	$2,060,000

		$2,060,000

Financial Intermediaries — 0.4%

UPCB Finance IV, Ltd.

5.375%, 1/15/25(8)	$3,000	$3,090,930

		$3,090,930

Food / Drug Retailers — 0.1%

Fresh Market, Inc. (The)

9.75%, 5/1/23(8)	$800	$548,000

		$548,000

Health Care — 0.8%

Avantor, Inc.

6.00%, 10/1/24(8)	$3,500	$3,732,750

CHS/Community Health Systems, Inc.

6.25%, 3/31/23	1,100	1,062,875

20	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)

RegionalCare Hospital Partners Holdings, Inc.

8.25%, 5/1/23(8)	$675	$718,875

		$5,514,500

Radio and Television — 0.2%

iHeartCommunications, Inc.

6.375%, 5/1/26	$47	$50,035

8.375%, 5/1/27	85	89,522

Univision Communications, Inc.

5.125%, 2/15/25(8)	1,500	1,434,375

		$1,573,932

Utilities — 0.2%

Calpine Corp.

5.25%, 6/1/26(8)	$700	$714,875

Talen Energy Supply, LLC

6.625%, 1/15/28(8)(9)	375	374,063

		$1,088,938

Total Corporate Bonds & Notes (identified cost $27,265,896)		$27,251,239

Common Stocks — 0.6%
Security	Shares	Value

Aerospace and Defense — 0.1%

IAP Global Services, LLC(3)(11)(12)	24	$306,821

		$306,821

Automotive — 0.1%

Dayco Products, LLC(11)(12)	15,250	$488,000

		$488,000

Electronics / Electrical — 0.0%(7)

Answers Corp.(3)(11)(12)	20,672	$41,344

		$41,344

Health Care — 0.0%(7)

New Millennium Holdco, Inc.(11)(12)	13,578	$1,086

		$1,086

Security	Shares	Value

Oil and Gas — 0.3%

AFG Holdings, Inc.(3)(11)(12)	17,136	$1,101,330

Fieldwood Energy, Inc.(11)(12)	5,122	160,703

Samson Resources II, LLC, Class A(11)(12)	33,971	815,304

Southcross Holdings Group, LLC(3)(11)(12)	44	0

Southcross Holdings L.P., Class A(11)(12)	44	23,650

		$2,100,987

Publishing — 0.0%(7)

ION Media Networks, Inc.(3)(11)	399	$298,041

		$298,041

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(11)(12)	19,512	$92,097

Cumulus Media, Inc.(11)(12)	24,069	446,480

iHeartMedia, Inc., Class A(11)(12)	8,298	130,693

		$669,270

Retailers (Except Food and Drug) — 0.0%(7)

David’s Bridal, Inc.(11)(12)	14,884	$74,420

		$74,420

Total Common Stocks (identified cost $2,108,711)		$3,979,969

Exchange-Traded Funds — 0.5%
Security	Shares	Value

SPDR Blackstone/GSO Senior Loan ETF	76	$3,512,720

Total Exchange-Traded Funds (identified cost $3,501,320)		$3,512,720

21	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.0%(7)
Security	Shares	Value

Oil and Gas — 0.0%(7)

Paragon Offshore Finance Company, Class A(11)(12)	1,168	$1,095

Paragon Offshore Finance Company, Class B(11)(12)	584	20,440

Total Miscellaneous (identified cost $12,702)		$21,535

Total Investments — 95.3% (identified cost $676,693,895)		$660,699,672

Less Unfunded Loan Commitments — (0.0)%(7)		$(119,286)

Net Investments — 95.3% (identified cost $676,574,609)		$660,580,386

Other Assets, Less Liabilities — 4.7%		$32,446,681

Net Assets — 100.0%		$693,027,067

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)

The stated interest rate represents the weighted average interest rate at June 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after June 30, 2019, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Amount is less than 0.05% or (0.05)%, as applicable.
(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2019, the aggregate value of these securities is $23,025,779 or 3.3% of the Fund’s net assets.

(9)	When-issued security.

(10)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2019.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Non-income producing security.

Abbreviations:

DIP	–	Debtor In Possession

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

USD	–	United States Dollar

22	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2019

Investments, at value (identified cost, $676,574,609)	$660,580,386

Cash	44,653,829

Interest receivable	1,868,714

Receivable for investments sold	4,300,128

Receivable for Fund shares sold	569,360

Prepaid upfront fees on notes payable	62,283

Prepaid expenses and other assets	143,396

Total assets	$712,178,096

Liabilities

Payable for investments purchased	$17,208,273

Payable for when-issued securities	600,000

Payable for Fund shares redeemed	395,790

Payable to affiliates:

Investment adviser fee	328,175

Distribution fees	141,500

Trustees’ fees	10,168

Payable for shareholder servicing fees	289,323

Accrued expenses	177,800

Total liabilities	$19,151,029

Commitments and contingencies (Note 11)

Net Assets	$693,027,067

Sources of Net Assets

Paid-in capital	$709,567,960

Accumulated loss	(16,540,893)

Total	$693,027,067

Initial Class Shares

Net Assets	$687,260,675

Shares Outstanding	75,295,931

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.13

ADV Class Shares

Net Assets	$5,765,379

Shares Outstanding	631,102

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.14

Institutional Class Shares

Net Assets	$1,013

Shares Outstanding	111

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.13

23	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2019

Interest and other income	$19,425,777

Dividends	39,764

Total investment income	$19,465,541

Expenses

Investment adviser fee	$1,996,014

Distribution fees

Initial Class	861,512

Shareholder servicing fees

Initial Class	852,543

ADV Class	6,264

Trustees’ fees and expenses	22,633

Custodian fee	131,126

Transfer and dividend disbursing agent fees	5,933

Legal and accounting services	86,460

Printing and postage	46,365

Interest expense and fees	138,874

Miscellaneous	16,939

Total expenses	$4,164,663

Net investment income	$15,300,878

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(2,542,855)

Net realized loss	$(2,542,855)

Change in unrealized appreciation (depreciation) —

Investments	$19,516,632

Net change in unrealized appreciation (depreciation)	$19,516,632

Net realized and unrealized gain	$16,973,777

Net increase in net assets from operations	$32,274,655

24	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

From operations —

Net investment income	$15,300,878	$27,116,978

Net realized gain (loss)	(2,542,855)	2,002,343

Net change in unrealized appreciation (depreciation)	19,516,632	(31,536,462)

Net increase (decrease) in net assets from operations	$32,274,655	$(2,417,141)

Distributions to shareholders —

Initial Class	$(15,201,937)	$(26,925,968)

ADV Class	(117,734)	(177,177)

Institutional Class	(25)	(44)

Total distributions to shareholders	$(15,319,696)	$(27,103,189)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Initial Class	$88,135,823	$290,048,185

ADV Class	1,586,077	3,080,385

Net asset value of shares issued to shareholders in payment of distributions declared

Initial Class	15,201,937	26,925,968

ADV Class	117,711	177,140

Cost of shares redeemed

Initial Class	(145,423,410)	(217,460,863)

ADV Class	(357,238)	(2,786,763)

Net increase (decrease) in net assets from Fund share transactions	$(40,739,100)	$99,984,052

Net increase (decrease) in net assets	$(23,784,141)	$70,463,722

Net Assets

At beginning of period	$716,811,208	$646,347,486

At end of period	$693,027,067	$716,811,208

25	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Financial Highlights

	Initial Class

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015		2014

Net asset value — Beginning of period	$8.920		$9.270	$9.260	$8.800	$9.190		$9.430

Income (Loss) From Operations

Net investment income(1)	$0.200		$0.352	$0.303	$0.314	$0.306		$0.295

Net realized and unrealized gain (loss)	0.210		(0.352)	0.012	0.460	(0.390)		(0.240)

Total income (loss) from operations	$0.410		$—	$0.315	$0.774	$(0.084)		$0.055

Less Distributions

From net investment income	$(0.200)		$(0.350)	$(0.305)	$(0.314)	$(0.306)		$(0.295)

Total distributions	$(0.200)		$(0.350)	$(0.305)	$(0.314)	$(0.306)		$(0.295)

Net asset value — End of period	$9.130		$8.920	$9.270	$9.260	$8.800		$9.190

Total Return(2)(3)	4.61	%(4)	(0.07)%	3.44%	8.95%	(0.99)%		0.57%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$687,261		$712,486	$642,315	$626,950	$534,104		$625,638

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.20	%(5)	1.17%	1.17%	1.18%	1.16	%(6)	1.15	%(6)

Net investment income	4.41	%(5)	3.79%	3.26%	3.48%	3.34%		3.15%

Portfolio Turnover	15	%(4)	30%	41%	44%	19%		29%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

26	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Financial Highlights — continued

	ADV Class

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,					Period Ended December 31, 2014(1)
			2018	2017	2016	2015

Net asset value — Beginning of period	$8.920		$9.280	$9.270	$8.810	$9.190		$9.400

Income (Loss) From Operations

Net investment income(2)	$0.211		$0.374	$0.328	$0.337	$0.328		$0.234

Net realized and unrealized gain (loss)	0.221		(0.360)	0.010	0.460	(0.379)		(0.216)

Total income (loss) from operations	$0.432		$0.014	$0.338	$0.797	$(0.051)		$0.018

Less Distributions

From net investment income	$(0.212)		$(0.374)	$(0.328)	$(0.337)	$(0.329)		$(0.228)

Total distributions	$(0.212)		$(0.374)	$(0.328)	$(0.337)	$(0.329)		$(0.228)

Net asset value — End of period	$9.140		$8.920	$9.280	$9.270	$8.810		$9.190

Total Return(3)(4)	4.86	%(5)	0.07%	3.70%	9.21%	(0.63)%		0.18	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,765		$4,324	$4,031	$2,532	$2,410		$615

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.95	%(6)	0.92%	0.92%	0.94%	0.91	%(7)	0.90	%(6)(7)

Net investment income	4.65	%(6)	4.03%	3.53%	3.73%	3.62%		3.52	%(6)

Portfolio Turnover	15	%(5)	30%	41%	44%	19%		29	%(8)

(1)	For the period from commencement of operations on April 15, 2014 to December 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	For the year ended December 31, 2014.

27	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Financial Highlights — continued

	Institutional Class

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,		Period Ended December 31, 2016(1)
			2018	2017

Net asset value — Beginning of period	$8.920		$9.270	$9.270	$9.010

Income (Loss) From Operations

Net investment income(2)	$0.222		$0.396	$0.342	$0.240

Net realized and unrealized gain (loss)	0.211		(0.341)	0.002	0.266

Total income from operations	$0.433		$0.055	$0.344	$0.506

Less Distributions

From net investment income	$(0.223)		$(0.405)	$(0.344)	$(0.246)

Total distributions	$(0.223)		$(0.405)	$(0.344)	$(0.246)

Net asset value — End of period	$9.130		$8.920	$9.270	$9.270

Total Return(3)(4)	4.87	%(5)	0.52%	3.77%	5.68	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1		$1	$1	$1

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.68	%(6)	0.68%	0.68%	0.69	%(6)

Net investment income	4.89	%(6)	4.27%	3.69%	3.95	%(6)

Portfolio Turnover	15	%(5)	30%	41%	44	%(7)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the year ended December 31, 2016.

28	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund offers Initial Class, ADV Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

29

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At June 30, 2019, the Fund had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account or qualified pension or retirement plan, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $1,715,487 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2018, $1,715,487 are long-term.

30

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$676,707,314

Gross unrealized appreciation	$3,564,734

Gross unrealized depreciation	(19,691,662)

Net unrealized depreciation	$(16,126,928)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.575% of the Fund’s average daily net assets up to $1 billion, 0.525% of average daily net assets from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended June 30, 2019, the investment adviser fee amounted to $1,996,014 or 0.575% (annualized) of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the six months ended June 30, 2019 amounted to $861,512. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2019, shareholder servicing fees were equivalent to 0.25% per annum of each class’ average daily net assets and amounted to $852,543 and $6,264 for Initial Class and ADV Class, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $98,198,070 and $145,766,738, respectively, for the six months ended June 30, 2019.

31

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Initial Class	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	9,630,464	31,202,462

Issued to shareholders electing to receive payments of distributions in Fund shares	1,661,364	2,907,651

Redemptions	(15,900,982)	(23,487,559)

Net increase (decrease)	(4,609,154)	10,622,554

ADV Class	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Sales	172,773	330,919

Issued to shareholders electing to receive payments of distributions in Fund shares	12,849	19,111

Redemptions	(39,022)	(299,977)

Net increase	146,600	50,053

There were no transactions in Institutional Class shares for the six months ended June 30, 2019 and the year ended December 31, 2018.

At June 30, 2019, separate accounts of 3 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 70.0%.

8  Credit Facility

The Fund participates with other portfolios managed by EVM and its affiliates in a $875 million unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 9, 2020. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is payable on amounts borrowed overnight at the Federal Funds rate plus a margin and for all other amounts borrowed for longer periods at a base rate or LIBOR, plus a margin. Base rate is the highest of (a) the administrative agent’s prime rate, (b) the Federal Funds rate plus a margin and (c) the one month LIBOR rate plus a margin. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated between the Fund and the other participating portfolios at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $44,000 of amortization of upfront fees paid by the Fund in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at June 30, 2019 is $62,283 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Fund and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Fund did not have any significant borrowings during the six months ended June 30, 2019.

9  Credit Risk

The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

32

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$624,167,083	$1,647,840	$625,814,923

Corporate Bonds & Notes	—	27,251,239	—	27,251,239

Common Stocks	538,577	1,693,856	1,747,536	3,979,969

Exchange-Traded Funds	3,512,720	—	—	3,512,720

Miscellaneous	—	21,535	—	21,535

Total Investments	$4,051,297	$653,133,713	$3,395,376	$660,580,386

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2019 is not presented.

11  Legal Proceedings

In May 2015, the Fund was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT sought (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Fund was approximately $5,763,000 (equal to 0.83% of net assets at June 30, 2019). In April 2019, the parties to the litigation reached a settlement agreement in principle, subject to Court approval. On June 12, 2019, the Court approved the settlement, and all claims and cross claims in the litigation were dismissed on July 2, 2019. The Fund did not suffer any loss to the Fund’s net asset value as a result of the settlement. The attorneys’ fees and costs related to these actions were expensed by the Fund as incurred.

33

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

34

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance VT Floating-Rate Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing the special considerations relevant to investing in senior floating rate loans. In this regard, the Board considered the experience of the Adviser’s large group of bank loan investment professionals and other personnel who manage other accounts, including other Eaton Vance Funds, that invest in senior floating rate loans. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

35

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s custom peer group and equal to the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

36

Eaton Vance

VT Floating-Rate Income Fund

June 30, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

37

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

38

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7733    6.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 26, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 26, 2019